Third Quarter Report
May 31, 2023 (Unaudited)
Columbia Small Cap Growth Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Small Cap Growth Fund, May 31, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 95.9%
Issuer	Shares	Value ($)
Communication Services 3.5%
Entertainment 3.5%
Endeavor Group Holdings, Inc., Class A(a)	647,520	14,582,150
World Wrestling Entertainment, Inc., Class A	400,988	40,628,104
Total		55,210,254
Total Communication Services		55,210,254
Consumer Discretionary 14.4%
Broadline Retail 1.6%
Ollie’s Bargain Outlet Holdings, Inc.(a)	444,997	24,528,235
Hotels, Restaurants & Leisure 6.8%
Bowlero Corp.(a)	3,371,115	38,632,978
Churchill Downs, Inc.	140,286	19,053,645
Kura Sushi USA, Inc., Class A(a)	278,778	22,717,619
Texas Roadhouse, Inc.	150,315	16,218,988
Xponential Fitness, Inc., Class A(a)	354,906	9,401,460
Total		106,024,690
Household Durables 1.0%
TopBuild Corp.(a)	77,526	15,633,893
Specialty Retail 2.4%
Boot Barn Holdings, Inc.(a)	186,729	12,626,615
Floor & Decor Holdings, Inc., Class A(a)	83,295	7,605,666
Valvoline, Inc.	436,824	16,817,724
Total		37,050,005
Textiles, Apparel & Luxury Goods 2.6%
Crocs, Inc.(a)	203,411	22,838,987
On Holding AG, Class A(a)	632,224	17,354,549
Total		40,193,536
Total Consumer Discretionary		223,430,359
Consumer Staples 2.4%
Beverages 2.4%
Celsius Holdings, Inc.(a)	300,674	37,743,607
Total Consumer Staples		37,743,607
Common Stocks (continued)
Issuer	Shares	Value ($)
Energy 3.9%
Energy Equipment & Services 1.1%
ChampionX Corp.	386,040	9,751,370
TechnipFMC PLC(a)	550,439	7,232,769
Total		16,984,139
Oil, Gas & Consumable Fuels 2.8%
Matador Resources Co.	163,795	7,202,066
Northern Oil and Gas, Inc.	1,200,803	35,916,018
Total		43,118,084
Total Energy		60,102,223
Financials 1.6%
Financial Services 0.9%
Flywire Corp.(a)	478,566	14,376,122
Insurance 0.7%
Kinsale Capital Group, Inc.	37,154	11,256,919
Total Financials		25,633,041
Health Care 22.7%
Biotechnology 4.3%
ACELYRIN, Inc.(a)	238,456	4,316,054
Apellis Pharmaceuticals, Inc.(a)	72,961	6,263,702
Arcus Biosciences, Inc.(a)	180,582	3,709,154
Karuna Therapeutics, Inc.(a)	30,087	6,816,210
Natera, Inc.(a)	692,004	32,600,308
PTC Therapeutics, Inc.(a)	232,374	9,752,737
Revolution Medicines, Inc.(a)	167,596	4,178,168
Total		67,636,333
Health Care Equipment & Supplies 3.8%
Glaukos Corp.(a)	69,466	3,960,951
ICU Medical, Inc.(a)	125,841	22,008,333
Inspire Medical Systems, Inc.(a)	112,069	32,779,062
Total		58,748,346
2	Columbia Small Cap Growth Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Providers & Services 6.6%
Addus HomeCare Corp.(a)	216,064	19,478,169
Chemed Corp.	91,027	48,587,482
Tenet Healthcare Corp.(a)	266,680	18,987,616
Universal Health Services, Inc., Class B	121,123	16,003,982
Total		103,057,249
Health Care Technology 0.3%
Doximity, Inc., Class A(a)	124,344	3,813,630
Life Sciences Tools & Services 7.7%
BioLife Solutions, Inc.(a)	599,755	14,004,279
Bio-Techne Corp.	515,069	42,127,494
Caris Life Sciences, Inc.(a),(b),(c),(d)	2,777,778	9,194,445
DNA Script(a),(b),(c),(d)	11,675	3,245,145
MaxCyte, Inc.(a)	902,952	3,684,044
Olink Holding AB ADR(a)	449,929	8,764,617
Pacific Biosciences of California, Inc.(a)	493,291	6,106,943
Repligen Corp.(a)	198,603	33,349,416
Total		120,476,383
Total Health Care		353,731,941
Industrials 26.0%
Aerospace & Defense 2.5%
Aerovironment, Inc.(a)	216,724	20,244,189
Curtiss-Wright Corp.	117,600	18,587,856
Total		38,832,045
Building Products 1.6%
Simpson Manufacturing Co., Inc.	209,941	24,812,927
Commercial Services & Supplies 0.8%
Casella Waste Systems, Inc., Class A(a)	132,674	11,961,888
Electrical Equipment 3.5%
Atkore, Inc.(a)	132,273	15,445,518
Vertiv Holdings Co.	2,040,929	39,389,930
Total		54,835,448
Ground Transportation 2.9%
Saia, Inc.(a)	55,569	15,790,487
XPO, Inc.(a)	645,222	30,280,268
Total		46,070,755
Common Stocks (continued)
Issuer	Shares	Value ($)
Machinery 3.1%
Hillman Solutions Corp.(a)	2,460,000	19,926,000
RBC Bearings, Inc.(a)	139,788	27,718,563
Total		47,644,563
Professional Services 4.3%
Exponent, Inc.	115,017	10,503,353
FTI Consulting, Inc.(a)	146,028	27,454,724
Paylocity Holding Corp.(a)	170,519	29,457,157
Total		67,415,234
Trading Companies & Distributors 7.3%
Core & Main, Inc., Class A(a)	533,589	14,268,170
FTAI Aviation Ltd.	1,592,207	44,661,406
SiteOne Landscape Supply, Inc.(a)	311,793	42,993,137
Xometry, Inc., Class A(a)	643,445	11,775,043
Total		113,697,756
Total Industrials		405,270,616
Information Technology 16.5%
Communications Equipment 1.7%
Harmonic, Inc.(a)	1,539,313	27,107,302
Electronic Equipment, Instruments & Components 0.8%
908 Devices, Inc.(a)	1,484,864	12,933,165
Semiconductors & Semiconductor Equipment 6.6%
Aehr Test Systems(a)	847,502	27,984,516
Axcelis Technologies, Inc.(a)	277,703	43,752,108
Lattice Semiconductor Corp.(a)	119,928	9,751,346
Onto Innovation, Inc.(a)	199,153	21,379,074
Total		102,867,044
Software 7.4%
LiveVox Holdings, Inc.(a)	1,889,168	5,214,104
Procore Technologies, Inc.(a)	483,290	29,224,546
Smartsheet, Inc., Class A(a)	634,284	31,447,801
Tenable Holdings, Inc.(a)	503,835	20,652,197
Workiva, Inc., Class A(a)	287,906	27,886,575
Total		114,425,223
Total Information Technology		257,332,734

Columbia Small Cap Growth Fund | Third Quarter Report 2023	3

Portfolio of Investments   (continued)
Columbia Small Cap Growth Fund, May 31, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 4.9%
Chemicals 0.8%
Balchem Corp.	99,629	12,317,133
Construction Materials 2.0%
Summit Materials, Inc., Class A(a)	954,487	30,190,424
Metals & Mining 2.1%
Alamos Gold, Inc., Class A	887,734	10,954,638
Hecla Mining Co.	1,003,299	5,347,584
Osisko Gold Royalties Ltd.	661,091	10,484,903
Triple Flag Precious Metals Corp.	448,905	6,374,451
Total		33,161,576
Total Materials		75,669,133
Total Common Stocks (Cost $1,387,313,497)		1,494,123,908

Money Market Funds 3.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.241%(e),(f)	55,602,267	55,574,466
Total Money Market Funds (Cost $55,572,802)		55,574,466
Total Investments in Securities (Cost: $1,442,886,299)		1,549,698,374
Other Assets & Liabilities, Net		7,456,189
Net Assets		1,557,154,563

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At May 31, 2023, the total value of these securities amounted to $12,439,590, which represents 0.80% of total net assets.
(c)	Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At May 31, 2023, the total market value of these securities amounted to $12,439,590, which represents 0.80% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Caris Life Sciences, Inc.	05/11/2021	2,777,778	22,520,810	9,194,445
DNA Script	10/01/2021	11,675	10,180,303	3,245,145
			32,701,113	12,439,590

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at May 31, 2023.
(f)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended May 31, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.241%
	13,473,261	745,789,319	(703,688,939)	825	55,574,466	13,147	1,780,690	55,602,267
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
4	Columbia Small Cap Growth Fund | Third Quarter Report 2023

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3QT226_08_N01_(07/23)